Stock Awards (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Shares Available for Grant	50.00%		50.00%
Share Price (in Dollars per share)	$ 0.06	$ 0.15	$ 0.03
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)		$ 0.10	$ 0.08	$ 0.29
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 334,650	$ 463,168
Proceeds from Stock Options Exercised				104,566
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in Shares)				324,740
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value	3,875		2,898	203,399
Share-based Compensation	104,802	105,518	387,892	779,029
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	399,803		509,984
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years 18 days		2 years 73 days
Restricted Stock [Member]
Share-based Compensation			$ 120	$ 130,230